UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                       -----------------
        Check here if Amendment [ ]; Amendment Number:
                                                       -----------------

                        This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Harrold J. McComas
Address  c/o Foley & Lardner LLP
         777 East Wisconsin Avenue
         Milwaukee, Wisconsin 53202

Form 13F File Number:  28-4363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harrold J. McComas
Title:   n/a
Phone:   (414) 297-5748

Signature, Place, and Date of Signing:

/s/ Harrold J. McComas             Milwaukee, Wisconsin                5/5/2005
--------------------------------------------------------------------------------
       [Signature]                     [City, State]                    [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number          Name
     --------------------          ----
     28-3097                       Bank One Wisconsin Trust Company, N.A.
     28-6695                       Northstar Capital Management, Inc.
     28-2353                       Scudder Kemper Investments

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        22

Form 13F Information Table Value Total:                 $  72,075
                                                       -----------
                                                       (thousands)


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      Form 13F INFORMATION TABLE

--------------------  ---------  ------------  ----------  ------------------------  ----------  --------  -------------------------
      Column 1        Column 2     Column 3     Column 4            Column 5          Column 6   Column 7          COLUMN 8
--------------------  ---------  ------------  ----------  ------------------------  ----------  --------  -------------------------
                      Title                      Value     Shrs or    SH/     Put/   Investment    Other       Voting authority
   Name of issuer     of class    CUSIP        (x$1000)    prn amt    PRN     Call   Discretion  Managers  Sole     Shared     None
--------------------  ---------  ------------  ----------  -------  -------  ------  ----------  --------  ------  ---------  ------
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
CITIGROUP, INC.       COM        172967101     2,539,000     56,500    SH              OTHER                        56,500
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
COCA COLA CO          COM        191216 10 0   3,292,000     79,000    SH              OTHER                        79,000
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
COLGATE PALMOLIVE CO  COM        194162 10 3   3,991,000     76,500    SH              OTHER                        76,500
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
GENERAL ELEC CO       COM        369604 10 3   9,322,000    258,500    SH              OTHER                       258,500
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
GILLETTE CO           COM        365766 10 2   1,817,000     36,000    SH              OTHER                        36,000
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
J.P.MORGAN CHASE &
CO.                   COM        46625H 10 0   4,117,000    119,000    SH              OTHER                       119,000
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
JOHNSON & JOHNSON     COM        478160 10 4   5,856,000     87,200    SH              OTHER                        87,200
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
KIMBERLY CLARK CORP   COM        494368 10 3   2,169,000     33,000    SH              OTHER                        33,000
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
LOWES COS             COM        548661 10 7   3,682,000     64,500    SH              OTHER                        64,500
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
MARSHALL & ILSLEY
CORP                  COM        571834 10 0   3,256,000     78,000    SH              OTHER                        78,000
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
NORTHERN TR CORP      COM        665859 10 4   3,562,000     82,000    SH              OTHER                        82,000
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
PEPSICO, INC.         COM        713448 10 8   3,208,000     60,500    SH              OTHER                        60,500
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
PFIZER INC            COM        717081 10 3   1,576,000     60,000    SH              OTHER                        60,000
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
PROCTER & GAMBLE CO   COM        742718 10 9   5,438,000    102,600    SH              OTHER                       102,600
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
ROYAL DUTCH PET CO    NEW YORK
                      1.25 GLDR  780257 80 4     720,000     12,000    SH              OTHER                        12,000
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
SCHERING PLOUGH
CORP                  COM        806605 10 1     181,000     10,000    SH              OTHER                        10,000
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
TECO ENERGY           COM        872 375 10 0    235,000     15,000    SH              OTHER                        15,000
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
3 M COMPANY           COM        88579Y 10 1   4,764,000     55,600    SH              OTHER                        55,600
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
TRIBUNE CO.           COM        896047 10 7   1,515,000     38,000    SH              OTHER                        38,000
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
US BANCORP            COM        902973 30 4   2,363,000     82,000    SH              OTHER                        82,000
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
UNITED PARCEL
SERVICE               COM        911312 10 6   3,666,000     50,400    SH              OTHER                        50,400
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
WALGREEN CO.          COM        931422 10 9   4,806,000    108,200    SH              OTHER                       108,200
--------------------  ---------  ------------  ----------  --------  ------  ------  ----------  --------  ------  ---------  ------
